Income Tax - Schedule of Major Components of Income Tax Expense (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 [1]	Dec. 31, 2018 [1]
Major components of tax expense (income) [abstract]
Current income tax charge	₽ (2,118)	₽ (2,921)	₽ (2,433)
Adjustments in respect of income tax, including income tax penalties and changes in uncertain income tax position from continuing operations	2,167	(2,718)	(3,046)
Deferred tax Relating to origination and reversal of temporary differences from continuing operations	(2,577)	(2,274)	2,826
Income tax expense reported in the consolidated statement of profit (loss) and other comprehensive income from continuing operations	₽ (2,528)	₽ (7,913)	₽ (2,653)

[1]	These amounts reflect adjustments made in connection with the presentation of the discontinued operation (Note 25).